Deconsolidation of dynamic indonesia holdings limited (Details Narrative) - USD ($)		1 Months Ended
	Aug. 29, 2024	Jul. 30, 2024	Mar. 31, 2021	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022	Jul. 13, 2020
Deconsolidation, gain loss, amount		$ 1
Purchase of the sale shares		31,240,525
Recognized gain on sale	$ 14,900,000
Sale proceeds
Net liabilities	$ 14,900,000
Seamless Group Inc [Member]
Due from related party					$ 26,000,000
Seamless Group Inc [Member] | Dynamic Indonesia Holdings Ltd [Member]
Deconsolidation, related party, description			In March 2021, the third party has converted that borrowing into 51% of the equity interest in Dynamic Indonesia Holdings Limited.
Ownership percentage			51.00%
Related Party [Member]
Due from related party				$ 3,831,195	7,287,376
Related Party [Member] | Seamless Group Inc [Member]
Due from related party					$ 7,287,376	$ 4,483,228
Dynamic Indonesia Holdings Limited [Member] | Related Party [Member] | Seamless Group Inc [Member]
Due from related party							$ 1,000,000